Annual Fund Operating Expenses - AST Wellington Management Hedged Equity Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.81%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
= Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.05%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	[1]

[1]	The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.